Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - Fair value hedges [member] - Interest rate futures contracts [member] - TWD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial assets- current
Financial assets current	$ 0.3	$ 0.1
Financial liabilities- current
Financial liabilities current	$ 10.2	$ 1.2